Other financial assets - Movement of equity investments (Details) - Level 3 - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Opening balance	$ 1,034
Additions		$ 1,034
Changes in fair value through other comprehensive income (OCI)	156
Currency translation through other comprehensive income (OCI)	(107)
Closing balance	$ 1,083	$ 1,034